Promissory Note Payable and Convertible Debentures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Fair Value of Derivative Warrant Liability Assumptions

November 2019 issuance	December 31, 2020	Maturity at November 13, 2021
Expected life	317 days	0 days
Volatility	100%	100%
Risk free interest rate	0.64%	0.30%
Dividend yield	0%	0%
Share price	$0.41	$0.18
Fair value	$40,999	Nil
Change in derivative liability		$(40,999)

April 2020 issuance	December 31, 2020	Maturity at November 13, 2021
Expected life	317 days	0 days
Volatility	100%	100%
Risk free interest rate	0.27%	0.30%
Dividend yield	0%	0%
Share price	$0.41	$0.18
Fair value	$58,373	Nil
Change in derivative liability		$(58,373)

Schedule of Promissory Notes Outstanding Interest Payable

Amount

Balance, June 30, 2019	$-
Proceeds on issuance	300,000
Warrant valuation	(206,523)
Accretion expense	155,001
Balance, June 30, 2020	$248,478
Accretion expense	51,522
Debt settlement	(189,342)
Repayment	(110,658)
Balance, December 31, 2020	$-

Schedule of Key Valuation Inputs

Consistent with the approach above, the following table summarizes the key valuation inputs:

Reference (2)(4) (5)	Valuation date	Maturity date	Contractual Interest rate	Stock price (US$)	Expected equity volatility	Credit spread	Risk-free rate	Risk-adjusted rate
CD note (1)(3)	01-28-22	07-07-23	7.50%	0.230	120%	8.70%	0.92%	16.18%
RCD note (stream not advanced scenario)	01-07-22	07-07-23	9.00%	0.242	130%	9.21%	0.65%	16.39%
RCD note (stream advanced) scenario	01-07-22	06-30-22	9.00%	0.242	130%	9.16%	0.23%	15.96%
CD note (1)(3)	03-31-22	07-07-23	7.50%	0.235	120%	8.85%	1.80%	17.12%
RCD note (stream not advanced scenario)	03-31-22	07-07-23	9.00%	0.235	120%	8.85%	1.80%	17.12%
RCD note (stream advanced) scenario	03-31-22	06-30-22	9.00%	0.235	120%	8.78%	0.52%	15.88%

(1)	The CD carries a Discount for Lack of Marketability (“DLOM”) of 5.0%.
(2)	All instruments carry an instrument-specific spread of 7.23%
(3)	The conversion price of the CD is $0.235
(4)	A project risk rate of 13.0% was used for all scenarios of the RCD fair value computations
(5)	The probabilities for the stream being advanced and the stream not being advanced is 55% and 45%, respectively.

Schedule of Fair Value Derivative Liability

The resulting fair values of the CD and RCD at the issuance dates, and as of March 31, 2022 were as follows:

Instrument Description	Valuation Date	Value of the Debt Component, Net of Finance Costs	Value of the Embedded Derivatives	Total Value
CD	January 28, 2022	4,991,976	1,028,252	6,020,228
RCD	January 7,2022	7,092,978	159,129	7,252,107
Total		12,084,954	1,187,381	13,272,335

Instrument Description	Valuation Date	Value of the Debt Component Including Interest at Effective Rates(1)	Value of the Embedded Derivatives	Total Value
CD	March 31, 2022	5,173,075	997,614	6,170,689
RCD	March 31,2022	7,379,995	263,236	7,643,231
Total		12,553,070	1,260,850	13,813,920

(1)	The effect rates for the CD and RCD are 21.357% and 17.795%, respectively. Accretion of $181,099 and $287,017 was recognized as interest expense for the CD and RCD, respectively.